Assets held for sale and discontinued operations (Tables)	12 Months Ended
Mar. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held for sale
The following assets and liabilities were classified as held for sale:

	2023			2022
	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m
Investment in GasT TopCo Limited	1,443	—	1,443	—	—	—
FAA derivative	—	(109)	(109)	—	—	—
The Narragansett Electric Company	—	—	—	4,129	(1,658)	2,471
UK Gas Transmission	—	—	—	5,871	(5,530)	341
Net assets held for sale	1,443	(109)	1,334	10,000	(7,188)	2,812

Schedule of disposals and statement for discontinued operations
As NECO did not represent a separate major line of business or geographical area of operation, it did not meet the criteria for classification as a discontinued operation and therefore its results are not separately disclosed on the face of the income statement. Financial information relating to the gain arising on the disposal of NECO is set out below:

£m
Goodwill	616
Intangible assets	4
Property, plant and equipment	3,363
Trade and other receivables	215
Cash and cash equivalents	113
Other assets	165
Total assets on disposal	4,476
Borrowings	(1,230)
Pension liabilities	(19)
Other liabilities	(552)
Total liabilities on disposal	(1,801)
Net assets on disposal	2,675

Satisfied by:
Cash proceeds	3,081
Total consideration received	3,081
Less:
Financing costs[1]	(40)
Gain on sale before tax and reclassification of foreign currency translation reserve	366
Reclassification of foreign currency translation reserve[2]	145
Tax[3]	(231)
Post-tax gain on disposal	280
1.Relates to the transfer of hedge losses previously deferred within equity in respect of foreign exchange forward contracts which the Group entered into in order to manage its exposure to the foreign currency cash proceeds due from PPL Rhode Island Holdings, LLC.
2.The reclassification of the foreign currency translation reserve attributable to NECO comprises a gain of £496 million relating to the retranslation of NECO’s operations offset by a loss of £351 million relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the Group’s net investment in NECO.
3.The high effective tax rate arising on the gain on sale is primarily a result of the tax base of the assets being significantly lower than the accounting base which includes non-deductible goodwill.
Financial information relating to the gain arising on the disposal of the UK Gas Transmission business is set out below:

£m
Intangible assets	180
Property, plant and equipment	4,981
Trade and other receivables	458
Pension assets	341
Cash and cash equivalents	5
Financing derivatives	96
Other assets	338
Total assets	6,399
Borrowings	(4,276)
Deferred tax liabilities	(800)
Other liabilities	(711)
Total liabilities	(5,787)
Net assets on disposal	612

Satisfied by:
Cash proceeds	4,032
Associate at fair value	1,443
Total consideration received	5,475
Less:
Transaction costs	(60)
Gain on disposal	4,803
The summary income statement for the UK Gas Transmission business for the period until 31 January 2023 and the years ended 31 March 2022 and 2021 is as follows:

	2023	2022	2021
	£m	£m	£m
Discontinued operations
Revenue	1,604	1,362	1,114
Other operating costs	(889)	(725)	(620)
Operating profit	715	637	494
Finance income	21	—	—
Finance costs[1]	(363)	(230)	(75)
Profit before tax	373	407	419
Tax[2]	(93)	(236)	(82)
Profit after tax from discontinued operations	280	171	337
Gain on disposal	4,803	—	—
Total profit after tax from discontinued operations	5,083	171	337
1.Finance costs from discontinued operations include principal accretion of inflation-linked liabilities in the UK Gas Transmission business of £268 million (2022: £158 million; 2021: £38 million). Finance costs in the current year also include the remeasurement of the FAA derivative.
2.Of the £236 million tax charge in the year ended 31 March 2022, £145 million relates to an increase in deferred tax liability due to the change in the UK corporation tax rate.
The summary statement of comprehensive income for discontinued operations for the period until 31 January 2023 and the years ended 31 March 2022 and 2021 is as follows:

	2023	2022	2021
	£m	£m	£m
Profit after tax from discontinued operations	5,083	171	337
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	(313)	309	(250)
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk	—	(1)	(11)
Net losses in respect of cash flow hedging of capital expenditure	—	—	(2)
Tax on items that will never be reclassified to profit or loss	78	(94)	50
Total (losses)/gains from discontinued operations that will never be reclassified to profit or loss	(235)	214	(213)
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	6	1	3
Net gains/(losses) in respect of cost of hedging	4	(4)	(6)
Tax on items that may be reclassified subsequently to profit or loss	(2)	—	—
Total gains/(losses) from discontinued operations that may be reclassified subsequently to profit or loss	8	(3)	(3)
Other comprehensive (loss)/income for the year, net of tax from discontinued operations	(227)	211	(216)
Total comprehensive income for the year from discontinued operations	4,856	382	121